.	Summary Prospectus January 24, 2024

Allspring Global Long/Short Equity Fund

Class/Ticker: Class A - AGAQX - Class C - ASGCX	Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders and other information about the Fund online at allspringglobal.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundliterature@allspring-global.com. The current prospectus (“Prospectus”) and statement of additional information (“SAI”), dated March 1, 2023, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund’s SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks to achieve long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages 19 and 20 of the Prospectus and “Additional Purchase and Redemption Information” on page 82 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 34 for further information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
		Class A		Class C
Management Fees		1.25%		1.25%
Distribution (12b-1) Fees		0.00%		0.75%
Other Expenses		1.08%		1.08%
Dividend and interest expense on short sales	0.52%		0.52%
All Other Expenses	0.56%		0.56%
Total Annual Fund Operating Expenses		2.33%		3.08%
Fee Waivers		(0.09)%		(0.09)%
Total Annual Fund Operating Expenses After Fee Waivers[2]		2.24%		2.99%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through February 28, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 1.72% for Class A and 2.47% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), expenses from dividends and interest on short positions, and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$789	$402	$302
3 Years	$1,244	$934	$934
5 Years	$1,733	$1,600	$1,600
10 Years	$3,074	$3,380	$3,380

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 464% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities; and

■	in the securities of companies located in at least three different countries, including the U.S.

We invest principally in equity securities such as common stocks, warrants and rights of U.S. and foreign issuers of any market capitalization. We will invest at least 40% of the Fund’s net assets, as determined in our reasonable discretion, in issuers that maintain their principal place of business, trade their securities, or conduct a significant portion of their principal business activities outside the U.S. Issuers will be deemed to have conducted a significant portion of their principal business activities outside of the U.S. if the issuer derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed outside of the U.S. or that have at least 50% of their assets in countries outside of the U.S. From time to time, the Fund may be below this 40% level (but is not expected to fall below 30%) if the portfolio managers, in their discretion, determine that market conditions warrant such lower level of investment. The Fund’s investments in foreign securities may include investments through ADRs and similar investments.

The Fund employs a strategy of taking long and short positions in equity securities publicly traded in the U.S. and in foreign developed markets. The Fund buys securities “long” that the Fund’s portfolio manager believes will outperform the equity market and sells securities “short” that the portfolio manager believes will underperform the equity market. The Fund’s long-short exposure will vary over time based on the portfolio managers assessments of market conditions and other factors. In general, the portfolio of the Fund will not be more than 100% long or short on a net basis. The Fund’s strategy seeks to provide favorable performance while seeking to reduce certain risks relative to a portfolio comprised of only long positions in the same or substantially similar securities, but there can be no guarantee that its strategy will be successful in this regard.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Short Sales Risk. Short selling is generally considered speculative, has the potential for unlimited loss and may involve leverage, which can magnify a Fund’s exposure to assets that decline in value and increase the volatility of the Fund’s net asset value.

Leverage Risk. Certain transactions, such as derivatives, may give rise to a form of leverage. Leverage increases the Fund’s portfolio losses when the value of its investments declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. Leveraging may cause a Fund to be more volatile than if the Fund had not been leveraged.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Calendar Year Total Returns for Class A as of 12/31 each year[1] (returns do not reflect sales charges and would be lower if they did)
.	Highest Quarter: December 31, 2022	+10.14%
	Lowest Quarter: March 31, 2020	-11.66%

Average Annual Total Returns for the periods ended 12/31/2022 (returns reflect applicable sales charges)[1]
	Inception Date of Share Class	1 Year	5 Year	Performance Since 1/6/2014
Class A (before taxes)	12/12/2014	-13.17%	-0.20%	4.30%
Class A (after taxes on distributions)	12/12/2014	-13.24%	-0.51%	3.86%
Class A (after taxes on distributions and the sale of Fund Shares)	12/12/2014	-7.75%	-0.16%	3.32%
Class C (before taxes)	12/16/2022	-8.82%	1.00%	4.31%

Average Annual Total Returns for the periods ended 12/31/2022 (returns reflect applicable sales charges)[1]
	Inception Date of Share Class	1 Year	5 Year	Performance Since 1/6/2014
MSCI World Index (Net) (USD) (reflects no deduction for fees, expenses, or taxes)		-18.14%	6.14%	7.19%
Global Long/Short Equity Blended Index (reflects no deduction for fees, expenses, or taxes)[2]		-8.30%	4.10%	4.25%
ICE BofA 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)		1.47%	1.27%	0.84%
1.	Historical performance shown for the Class A shares prior to 12/16/22, is based on the performance of the Investor Class shares of the Fund’s predecessor, 361 Global Long/Short Equity Fund (the “Predecessor Fund”), and for the period prior to 12/12/14, is based on the performance of a predecessor account, the Analytic Global Long/Short Equity Fund, L.P., a limited partnership that was reorganized into the Predecessor Fund on 12/12/14 (the “Predecessor Account”). Performance of the Predecessor Account reflects the higher expenses applicable to it and returns would have been higher if adjusted to reflect Predecessor Fund expenses. The Predecessor Account was not registered under the Investment Company Act of 1940 (the “1940 Act”), and was not subject to certain restrictions imposed by the 1940 Act. If the Predecessor Account had been registered under the 1940 Act, performance may have been adversely affected. Historical performance shown for the Class C shares prior to their inception reflects the performance of the Class A shares, and is not adjusted to reflect the higher expenses applicable to the Class C shares. If these expenses had been included, returns would be lower. The Class A shares annual returns are substantially similar to what the Class C shares annual returns would be because Class C and the Class A shares are invested in the same portfolio, and their returns differ only to the extent that they do not have the same expenses.
2.	Source: Allspring Funds Management, LLC. The Global Long/Short Equity Blended Index is composed 50% of the MSCI World Index (Net) (USD) and 50% of the ICE BofA 3-Month U.S. Treasury Bill Index. You cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

Fund Management

Manager	Sub-Adviser	Portfolio Managers, Title/Managed Since
Allspring Funds Management, LLC	Allspring Global Investments, LLC	Kevin Cole, CFA, Portfolio Manager / 2024 Harindra de Silva, Ph.D., CFA, Portfolio Manager / 2014[1] David Krider, CFA, Portfolio Manager / 2014[1]
1.	Includes Portfolio Manager’s tenure with the Fund’s predecessor, 361 Global Long/Short Equity Fund.

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Allspring Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: allspringglobal.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Link to Prospectus	Link to SAI

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.	©2024 Allspring Global Investments Holdings, LLC. All rights reserved. SUM4340 01-24

.	Summary Prospectus January 24, 2024

Allspring Global Long/Short Equity Fund

Class/Ticker: Class R6 - AGAWX	Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders and other information about the Fund online at allspringglobal.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundliterature@allspring-global.com. The current prospectus (“Prospectus”) and statement of additional information (“SAI”), dated March 1, 2023, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund’s SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks to achieve long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees		1.25%
Distribution (12b-1) Fees		0.00%
Other Expenses		0.66%
Dividend and interest expense on short sales	0.52%
All Other Expenses	0.14%
Total Annual Fund Operating Expenses		1.91%
Fee Waivers		(0.09)%
Total Annual Fund Operating Expenses After Fee Waivers[2]		1.82%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through February 28, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 1.30% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), expenses from dividends and interest on short positions, and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1

After:
1 Year	$185
3 Years	$582
5 Years	$1,014
10 Years	$2,218

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 464% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities; and

■	in the securities of companies located in at least three different countries, including the U.S.

We invest principally in equity securities such as common stocks, warrants and rights of U.S. and foreign issuers of any market capitalization. We will invest at least 40% of the Fund’s net assets, as determined in our reasonable discretion, in issuers that maintain their principal place of business, trade their securities, or conduct a significant portion of their principal business activities outside the U.S. Issuers will be deemed to have conducted a significant portion of their principal business activities outside of the U.S. if the issuer derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed outside of the U.S. or that have at least 50% of their assets in countries outside of the U.S. From time to time, the Fund may be below this 40% level (but is not expected to fall below 30%) if the portfolio managers, in their discretion, determine that market conditions warrant such lower level of investment. The Fund’s investments in foreign securities may include investments through ADRs and similar investments.

The Fund employs a strategy of taking long and short positions in equity securities publicly traded in the U.S. and in foreign developed markets. The Fund buys securities “long” that the Fund’s portfolio manager believes will outperform the equity market and sells securities “short” that the portfolio manager believes will underperform the equity market. The Fund’s long-short exposure will vary over time based on the portfolio managers assessments of market conditions and other factors. In general, the portfolio of the Fund will not be more than 100% long or short on a net basis. The Fund’s strategy seeks to provide favorable performance while seeking to reduce certain risks relative to a portfolio comprised of only long positions in the same or substantially similar securities, but there can be no guarantee that its strategy will be successful in this regard.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Short Sales Risk. Short selling is generally considered speculative, has the potential for unlimited loss and may involve

2

leverage, which can magnify a Fund’s exposure to assets that decline in value and increase the volatility of the Fund’s net asset value.

Leverage Risk. Certain transactions, such as derivatives, may give rise to a form of leverage. Leverage increases the Fund’s portfolio losses when the value of its investments declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. Leveraging may cause a Fund to be more volatile than if the Fund had not been leveraged.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Calendar Year Total Returns for the Class R6 as of 12/31 each year[1]
.	Highest Quarter: December 31, 2022	+10.26%
	Lowest Quarter: March 31, 2020	-11.57%

Average Annual Total Returns for the periods ended 12/31/2022[1]
	Inception Date of Share Class	1 Year	5 Year	Performance Since 1/6/2014
Class R6	12/12/2014	-7.49%	1.40%	4.67%
MSCI World Index (Net) (USD) (reflects no deduction for fees, expenses, or taxes)		-18.14%	6.14%	7.19%
Global Long/Short Equity Blended Index (reflects no deduction for fees, expenses, or taxes)[2]		-8.30%	4.10%	4.25%
ICE BofA 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)		1.47%	1.27%	0.84%
1.	Historical performance shown for the Class R6 shares prior to 12/16/22 is based on the performance of Class Y shares of the Fund’s predecessor, 361 Global Long/Short Equity Fund (the “Predecessor Fund”), and for the period prior to 12/12/14, is based on the performance of a predecessor account, the Analytic Global Long/Short Equity Fund, L.P., a limited partnership that was reorganized into the Predecessor Fund on 12/12/14 (the “Predecessor Account”). Performance of the Predecessor Account reflects the higher expenses applicable to it and returns would have been higher if adjusted to reflect Predecessor Fund expenses. The Predecessor Account was not registered under the Investment Company Act of 1940 (the “1940 Act”), and was not subject to certain restrictions imposed by the 1940 Act. If the Predecessor Account had been registered under the 1940 Act, performance may have been adversely affected.
2.	Source: Allspring Funds Management, LLC. The Global Long/Short Equity Blended Index is composed 50% of the MSCI World Index (Net) (USD) and 50% of the ICE BofA 3-Month U.S. Treasury Bill Index. You cannot invest directly in an index.

3

Fund Management

Manager	Sub-Adviser	Portfolio Managers, Title/Managed Since
Allspring Funds Management, LLC	Allspring Global Investments, LLC	Kevin Cole, CFA, Portfolio Manager / 2024 Harindra de Silva, Ph.D., CFA, Portfolio Manager / 2014[1] David Krider, CFA, Portfolio Manager / 2014[1]
1.	Includes Portfolio Manager’s tenure with the Fund’s predecessor, 361 Global Long/Short Equity Fund.

Purchase and Sale of Fund Shares

Class R6 shares generally are available only to certain retirement plans, including: 401(k) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans, target benefit plans, and non-qualified deferred compensation plans. Class R6 shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R6 shares also are available to funds of funds including those managed by Allspring Funds Management. Class R6 shares generally are not available to retail accounts but may be offered through intermediaries for the accounts of their customers to certain institutional and fee-based investors, and in each case, only if a dealer agreement is in place with Allspring Funds Distributor, LLC to offer Class R6 shares.

Institutions Purchasing Fund Shares

Minimum Initial Investment
Class R6: Eligible investors are not subject to a minimum initial investment (intermediaries may require different minimum investment amounts)

Minimum Additional Investment
Class R6: None (intermediaries may require different minimum additional investment amounts)

Tax Information

By investing in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account.

Distributions taken from retirement plan accounts generally are taxable as ordinary income. For special rules concerning tax-deferred retirement accounts, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you and to obtain further information, consult your tax adviser.

Link to Prospectus	Link to SAI

.	©2024 Allspring Global Investments Holdings, LLC. All rights reserved. SUM4695 01-24

4

.	Summary Prospectus January 24, 2024

Allspring Global Long/Short Equity Fund

Class/Ticker: Institutional Class - AGAZX	Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders and other information about the Fund online at allspringglobal.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundliterature@allspring-global.com. The current prospectus (“Prospectus”) and statement of additional information (“SAI”), dated March 1, 2023, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund’s SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks to achieve long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		1.25%
Distribution (12b-1) Fees		0.00%
Other Expenses		0.76%
Dividend and interest expense on short sales	0.52%
All Other Expenses	0.24%
Total Annual Fund Operating Expenses		2.01%
Fee Waivers		(0.09)%
Total Annual Fund Operating Expenses After Fee Waivers[1]		1.92%
1.	The Manager has contractually committed through February 28, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 1.40% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), expenses from dividends and interest on short positions, and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1

After:
1 Year	$195
3 Years	$613
5 Years	$1,066
10 Years	$2,323

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 464% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities; and

■	in the securities of companies located in at least three different countries, including the U.S.

We invest principally in equity securities such as common stocks, warrants and rights of U.S. and foreign issuers of any market capitalization. We will invest at least 40% of the Fund’s net assets, as determined in our reasonable discretion, in issuers that maintain their principal place of business, trade their securities, or conduct a significant portion of their principal business activities outside the U.S. Issuers will be deemed to have conducted a significant portion of their principal business activities outside of the U.S. if the issuer derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed outside of the U.S. or that have at least 50% of their assets in countries outside of the U.S. From time to time, the Fund may be below this 40% level (but is not expected to fall below 30%) if the portfolio managers, in their discretion, determine that market conditions warrant such lower level of investment. The Fund’s investments in foreign securities may include investments through ADRs and similar investments.

The Fund employs a strategy of taking long and short positions in equity securities publicly traded in the U.S. and in foreign developed markets. The Fund buys securities “long” that the Fund’s portfolio manager believes will outperform the equity market and sells securities “short” that the portfolio manager believes will underperform the equity market. The Fund’s long-short exposure will vary over time based on the portfolio managers assessments of market conditions and other factors. In general, the portfolio of the Fund will not be more than 100% long or short on a net basis. The Fund’s strategy seeks to provide favorable performance while seeking to reduce certain risks relative to a portfolio comprised of only long positions in the same or substantially similar securities, but there can be no guarantee that its strategy will be successful in this regard.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Short Sales Risk. Short selling is generally considered speculative, has the potential for unlimited loss and may involve leverage, which can magnify a Fund’s exposure to assets that decline in value and increase the volatility of the Fund’s net asset value.

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Leverage Risk. Certain transactions, such as derivatives, may give rise to a form of leverage. Leverage increases the Fund’s portfolio losses when the value of its investments declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. Leveraging may cause a Fund to be more volatile than if the Fund had not been leveraged.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Calendar Year Total Returns for the Institutional Class as of 12/31 each year[1]
.	Highest Quarter: December 31, 2022	+10.28%
	Lowest Quarter: March 31, 2020	-11.60%

Average Annual Total Returns for the periods ended 12/31/2022[1]
	Inception Date of Share Class	1 Year	5 Year	Performance Since 1/6/2014
Institutional Class (before taxes)	12/12/2014	-7.53%	1.33%	4.60%
Institutional Class (after taxes on distributions)	12/12/2014	-7.73%	1.01%	4.13%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	12/12/2014	-4.34%	1.03%	3.57%
MSCI World Index (Net) (USD) (reflects no deduction for fees, expenses, or taxes)		-18.14%	6.14%	7.19%
Global Long/Short Equity Blended Index (reflects no deduction for fees, expenses, or taxes)[2]		-8.30%	4.10%	4.25%
ICE BofA 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)		1.47%	1.27%	0.84%
1.	Historical performance shown for the Institutional Class shares prior to 12/16/22, is based on the performance of Class I shares of the Fund’s predecessor, 361 Global Long/Short Equity Fund (the “Predecessor Fund”), and for the period prior to 12/12/14, is based on the performance of a predecessor account, the Analytic Global Long/Short Equity Fund, L.P., a limited partnership that was reorganized into the Predecessor Fund on 12/12/14 (the “Predecessor Account”). Performance of the Predecessor Account reflects the higher expenses applicable to it and returns would have been higher if adjusted to reflect Predecessor Fund expenses. The Predecessor Account was not registered under the Investment Company Act of 1940 (the “1940 Act”) and was not subject to certain restrictions imposed by the 1940 Act. If the Predecessor Account had been registered under the 1940 Act, performance may have been adversely affected.
2.	Source: Allspring Funds Management, LLC. The Global Long/Short Equity Blended Index is composed 50% of the MSCI World Index

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(Net) (USD) and 50% of the ICE BofA 3-Month U.S. Treasury Bill Index. You cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Manager	Sub-Adviser	Portfolio Managers, Title/Managed Since
Allspring Funds Management, LLC	Allspring Global Investments, LLC	Kevin Cole, CFA, Portfolio Manager / 2024 Harindra de Silva, Ph.D., CFA, Portfolio Manager / 2014[1] David Krider, CFA, Portfolio Manager / 2014[1]
1.	Includes Portfolio Manager’s tenure with the Fund’s predecessor, 361 Global Long/Short Equity Fund.

Purchase and Sale of Fund Shares

Institutional shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Allspring Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire, on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Institutional Class: None	Mail: Allspring Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: www.allspringglobal.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Link to Prospectus	Link to SAI

.	©2024 Allspring Global Investments Holdings, LLC. All rights reserved. SUM4727 01-24

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